Institutional Plus Class Prospectus | Balanced Fund | Institutional Plus
Balanced Fund
Investment Objective
The Tributary Balanced Fund (the "Fund") seeks capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Institutional Plus Class Prospectus Balanced Fund Institutional Plus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.33%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.09%
Fee Waiver	[3]	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver		1.00%
[1]	"Other Expenses" include an administrative fee of .07% which is payable to the investment adviser.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.
[3]	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (which apply to the Institutional Class shares only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.99%. The Institutional Class may incur an additional shareholder servicing fee of up to .25%. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Directors approves a change in or elimination of the waiver.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Institutional Plus Class Prospectus Balanced Fund Institutional Plus	102	338	592	1,321

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

Based on the investment sub-adviser's assessment of market conditions, the Fund will allocate its assets among stocks, fixed income securities, and cash equivalents. The Fund will normally invest 25% to 75% of its assets in stocks and convertible securities and at least 25% of its total assets in fixed income securities. The Fund may also invest in preferred stocks and warrants. The Fund may invest in securities issued by companies with large, medium, or small capitalizations. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts ("ADRs").

With respect to the equity portion of the Fund, the investment adviser intends to target companies with above average sales and earnings growth characteristics and below average valuations with a focus on investing in companies that have an improving profit outlook. The investment adviser employs strategies to control the risks of the Fund's equity holdings, including diversifying stockholdings across the major economic sectors and individual companies.

With respect to the fixed income portion of the Fund, the investment adviser intends to target bonds with attractive yields. The investment adviser employs strategies to control the risks of the Fund's fixed income holdings, including a requirement that at the time of purchase bonds will be rated within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization, or if unrated, deemed to be of comparable quality by the Fund's investment adviser. In addition, the investment adviser seeks to diversify its bond holdings across the major fixed income sectors, individual issuers, and maturities to maintain a fixed income allocation dollar-weighted average maturity of five to ten years.

Principal Risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Foreign Securities Risk: Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Large-Cap Stock Risk: Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Mid-Cap and Small-Cap Stock Risk: The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Growth Investing Risk: The Fund's growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for this Fund may not grow as the investment adviser anticipated.

Interest Rate Risk: Changes in interest rates affect the value of the Fund's fixed income securities. When interest rates rise, the value of the Fund's fixed income securities and the Fund's shares will decline.

Credit Risk: The Fund could lose money if the issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. There can be no assurance that the private insurers or guarantors of fixed income securities can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage-Related and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets as described in the Statement of Additional Information.

Reinvestment Risk: If interest rates decline when a fixed income security held by the Fund matures, the cash flows from that security will likely be reinvested at a lower interest rate.

Prepayment Risk: Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgage or other debts may be refinanced or paid off before they mature during a period of declining interest rates. Such refinancing and prepayments will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium.

Extension Risk: When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Performance History for Past 10 Years

The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year. The table compares the Fund's average annual returns for 1, 5, and 10 years to broad measures of market performance and a composite index that is comprised of 60% of the Fund's equity benchmark and 40% of the Fund's fixed income benchmark and is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance for the Fund is available on the Performance tab of the Fund's website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns - Institutional Plus Class (%)

The Institutional Plus Class' total return for the six-month period ended June 30, 2014 was 5.71%.
Best Quarter	Worst Quarter
March 31, 2012	June 30, 2012
8.86%	-2.74%

Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Returns Institutional Plus Class Prospectus Balanced Fund		Average Annual Returns, 1 Year	Average Annual Returns, Life of Class	Average Annual Returns, Inception Date
Institutional Plus		22.19%	15.08%	Oct. 14, 2011
Institutional Plus After Taxes on Distributions		19.94%	14.00%
Institutional Plus After Taxes on Distributions and Sale of Fund Shares		14.35%	11.73%
Institutional Plus S&P 500 Index	[1]	32.39%	23.13%	Oct. 14, 2011
Institutional Plus Barclays U.S. Government/ Credit Index		(2.35%)	2.04%	Oct. 14, 2011
Institutional Plus Composite Index		17.40%	14.40%	Oct. 14, 2011
[1]	The S&P 500 Index is the primary benchmark for the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.